Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%
Carryforward tax losses (in Dollars)	$ 62,000